GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, Net
Balance at beginning of period	$ 6,496	$ 11,309
Additions	442
Amortization	(4,256)	(4,769)
OCI	(47)	(44)
Balance at end of period	2,635	6,496
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	30,807	30,837
Additions	442
Amortization
OCI	(90)	(30)
Balance at end of period	31,159	30,807
Accumulated amortization
Balance at beginning of period	(21,242)	(19,959)
Additions
Amortization	(649)	(1,301)
OCI	81	18
Balance at end of period	(21,810)	(21,242)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions
Amortization
OCI
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	816	2,129
Additions	442
Amortization	(649)	(1,301)
OCI	(9)	(12)
Balance at end of period	600	816
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,940	31,949
Additions
Amortization
OCI	(29)	(9)
Balance at end of period	31,911	31,940
Accumulated amortization
Balance at beginning of period	(19,825)	(18,832)
Additions
Amortization	(928)	(999)
OCI	26	6
Balance at end of period	(20,727)	(19,825)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions
Amortization
OCI
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	1,689	2,691
Additions
Amortization	(928)	(999)
OCI	(3)	(3)
Balance at end of period	758	1,689
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,415	18,457
Additions
Amortization
OCI	(131)	(42)
Balance at end of period	18,284	18,415
Accumulated amortization
Balance at beginning of period	(9,314)	(6,858)
Additions
Amortization	(2,679)	(2,469)
OCI	96	13
Balance at end of period	(11,897)	(9,314)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions
Amortization
OCI
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	3,991	6,489
Additions
Amortization	(2,679)	(2,469)
OCI	(35)	(29)
Balance at end of period	$ 1,277	$ 3,991